CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - TRY (₺) ₺ in Thousands	Share capital [member]	Treasury shares [member]	Additional paid-in capital [member]	Share premium [member]	Legal reserve [member] [1]	Fair Value Reserve [Member] [1]	Hedges of net investments in foreign operations [Member] [1]	Hedging reserve [member] [1]	Cost of hedging reserve [member] [1]	Foreign currency translation reserve [member] [1]	Remeasurement of defined benefit plans [member]	Retained earnings [member]	Reserve of disposal group held for sale [member]	Total [member]	Non-controlling interests [member]	Total
Beginning balance at Dec. 31, 2020	₺ 32,334,546	₺ (798,490)	₺ 129,465	₺ 7,683	₺ 21,733,847	₺ 6,221	₺ (1,250,417)	₺ (471,562)	₺ (2,457,266)	₺ (15,900,121)	₺ (155,425)	₺ 77,387,034		₺ 110,565,515	₺ 114	₺ 110,565,629
Profit/ (loss) for the year												7,135,436		7,135,436	189	7,135,625	[2]
Other comprehensive income/(loss) for the year, net of income tax						(154,311)	(3,042,919)	901,002	(3,103,283)	4,833,506	(433,210)			(999,215)		(999,215)
Total comprehensive income for the year						(154,311)	(3,042,919)	901,002	(3,103,283)	4,833,506	(433,210)	7,135,436		6,136,221	189	6,136,410
Transfers to legal reserves					1,941,748							(1,941,748)
Dividend paid		69,360										(9,032,088)		(8,962,728)		(8,962,728)
Other			(34,327)											(34,327)	(858)	(35,185)
Ending balance at Dec. 31, 2021	32,334,546	(729,130)	95,138	7,683	23,675,595	(148,090)	(4,293,336)	429,440	(5,560,549)	(11,066,615)	(588,635)	73,548,634		107,704,681	(555)	107,704,126
Profit/ (loss) for the year												6,880,436		6,880,436	(1,580)	6,878,856	[2]
Other comprehensive income/(loss) for the year, net of income tax						(86,011)	(80,795)	2,196,987	(1,736,535)	(1,635,854)	(1,460,997)			(2,803,205)		(2,803,205)
Total comprehensive income for the year						(86,011)	(80,795)	2,196,987	(1,736,535)	(1,635,854)	(1,460,997)	6,880,436		4,077,231	(1,580)	4,075,651
Transfers to legal reserves					709,189							(709,189)
Dividend paid		18,362										(2,391,534)		(2,373,172)		(2,373,172)
Other			₺ (95,138)									57,916		(37,222)	8,556	(28,666)
Ending balance at Dec. 31, 2022	32,334,546	(710,768)		7,683	24,384,784	(234,101)	(4,374,131)	2,626,427	(7,297,084)	(12,702,469)	(2,049,632)	77,386,263		109,371,518	6,421	109,377,939
Profit/ (loss) for the year												12,553,996		12,553,996	(21,750)	12,532,246
Other comprehensive income/(loss) for the year, net of income tax						144,088	(1,161,222)	1,598,698	(115,330)	2,369,172	2,421			2,837,827		2,837,827
Total comprehensive income for the year						144,088	(1,161,222)	1,598,698	(115,330)	2,369,172	2,421	12,553,996		15,391,823	(21,750)	15,370,073
Transfers to legal reserves					336,147							(336,147)
Dividend paid		20,212										(2,484,979)		(2,464,767)		(2,464,767)
Discontinued operations										(6,140,191)			₺ 6,140,191
Acquisition of treasury shares		(50,755)												(50,755)	2,375	(48,380)
Ending balance at Dec. 31, 2023	₺ 32,334,546	₺ (741,311)		₺ 7,683	₺ 24,720,931	₺ (90,013)	₺ (5,535,353)	₺ 4,225,125	₺ (7,412,414)	₺ (16,473,488)	₺ (2,047,211)	₺ 87,119,133	₺ 6,140,191	₺ 122,247,819	₺ (12,954)	₺ 122,234,865

[1]	Included in Reserves in the consolidated statement of financial position.
[2]	Please refer to Note 2 (b) Restatement of financial statements during the hyperinflationary periods and Note 41 Discontinued operations